Business Combinations (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Feb. 03, 2022	Feb. 12, 2020
Disclosure of detailed information about business combination [line items]
Cash	₨ 1,516
Total consideration				₨ 18,500
Wockhardt Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash		₨ 14,990
Payment through Escrow account		564
Contingent consideration (Holdback Amount)		561
Total consideration		16,115		₨ 18,500
Assets acquired
Goodwill		530
Property, plant and equipment		373
Other intangible assets		14,888
Inventories		466
Other assets		245
Employee benefits (Gratuity-Rs.70 and Compensated absences- Rs.75)		(145)
Refund liability		(242)
Total net assets		₨ 16,115
Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Cash	337		₨ 337
Payment through Escrow account	84
Total consideration	421
Assets acquired
Goodwill	260
Property, plant and equipment	2
Other intangible assets	106
Inventories	144
Cash and cash equivalents	11
Trade receivables	45
Other assets	2
Deferred tax asset	2
Trade payables	(141)
Other liabilities	(10)
Total net assets	₨ 421